Amounts Due from the Former Group Companies (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($)	Dec. 31, 2022 AUD ($)
Amounts Due from Former Group Companies [Line Items]
Non-trade amount		$ 5,500,000
Percentage of unsecured Interest	5.00%
Interest amount	$ 261,111		$ 2,185
eGlass Technologies Limited [Member]
Amounts Due from Former Group Companies [Line Items]
Conversion amount	$ 600,000
conversion of shares (in Shares) | shares	240,000
Convertible notes	$ 4,900,000